MORTGAGE SERVICING RIGHTS (Details) (Mortgage loans, USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Mortgage loans
Mortgage Loans
Residential first mortgage loans the Corporation has obligations to service	$ 138,000,000		$ 133,000,000
Annual constant prepayment speed (as a percent)	10.13%		10.13%
Discount rate (as a percent)	8.16%		8.16%
Changes in mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances
Balance at beginning of period	1,129,000	638,000	638,000	400,000
Additions from loans sold with servicing retained	75,000	225,000	675,000	344,000
Amortization	(143,000)	(80,000)	(184,000)	(106,000)
Book value of MSRs at end of period	$ 1,061,000	$ 783,000	$ 1,129,000	$ 638,000